Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 451.8	$ 460.5
Transportation		25.6
Power infrastructure		9.9
Interest obligations		58.1
Office lease (before recoveries)		40.8
Lease liability		14.5
Decommissioning liability		70.5
Total		671.2
2021 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		395.0
Transportation		7.1
Power infrastructure		6.7
Interest obligations		30.0
Office lease (before recoveries)		10.0
Lease liability		4.9
Decommissioning liability		7.3
Total		66.0
2022 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt		451.8
Transportation		5.4
Power infrastructure		3.2
Interest obligations		28.1
Office lease (before recoveries)		10.0
Lease liability		3.5
Decommissioning liability		12.4
Total		514.4
2023 [member]
Disclosure of commitments and contingencies [line items]
Transportation		2.9
Office lease (before recoveries)		10.0
Lease liability		0.8
Decommissioning liability		3.5
Total		17.2
2024 [member]
Disclosure of commitments and contingencies [line items]
Transportation		2.5
Office lease (before recoveries)		10.0
Lease liability		0.2
Decommissioning liability		3.3
Total		16.0
2025 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	0.0
Transportation		2.1
Office lease (before recoveries)		0.8
Lease liability		0.1
Decommissioning liability		3.1
Total		6.1
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Transportation		5.6
Lease liability		5.0
Decommissioning liability		40.9
Total		$ 51.5

[1]	Based on agreements signed subsequent to December 31, 2020, the 2022 figure includes $395.0 million related to the syndicated credit facility that is due for renewal in 2022 and $60.3 million of senior notes set to mature in 2022, refer to Note 7 for further details. Historically, the Company has successfully renewed its syndicated credit facility.